Document and Entity Information	Sep. 22, 2022
Cover [Abstract]
Entity Registrant Name	Stone Point Credit Corp
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001825384
Document Type	8-K
Document Period End Date	Sep. 22, 2022
Entity File Number	814-01375
Entity Tax Identification Number	85-3149929
Entity Address, Address Line One	20 Horseneck Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	862-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false